REVERSE TAKEOVER AND PRIVATE PLACEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Summary of acquistion costs
(in thousands)
CONSIDERATION
Fair value of subordinate voting shares issued	$1,513
Transaction costs	191
Total consideration	$1,704

ASSETS ACQUIRED
Total identifiable net assets acquired	-
Listing expenses	1,704
Total purchase price	$1,704